UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

FORM N-Q

SEPTEMBER 30, 2017

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 55.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	50,000	$51,219
Liberty Media Corp., Debentures	8.250%	2/1/30	25,000	27,750

TOTAL CONSUMER DISCRETIONARY				78,969

CONSUMER STAPLES - 10.9%
Beverages - 2.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	125,000	141,759

Food Products - 7.1%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	134,769
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	69,401
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	200,000	207,640	(a)

Total Food Products				411,810

Household Products - 0.8%
Church & Dwight Co. Inc., Senior Notes	3.150%	8/1/27	45,000	44,653

Tobacco - 0.6%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	35,000	36,312	(b)

TOTAL CONSUMER STAPLES				634,534

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000	92,700
Antero Resources Corp., Senior Notes	5.000%	3/1/25	72,000	73,440
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000	99,612	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	50,000	52,812
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	20,000	21,150
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	55,000	66,206

TOTAL ENERGY				405,920

FINANCIALS - 9.4%
Banks - 9.4%
Banco do Brasil SA, Junior Subordinated Notes (9.000% to 6/18/24 then 10 year Treasury Constant Maturity Rate + 6.362%)	9.000%	6/18/24	200,000	215,300	(a)(c)(d)
Bank of America Corp., Senior Notes	2.250%	4/21/20	135,000	135,384
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	126,321
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	70,506

TOTAL FINANCIALS				547,511

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	26,438

INDUSTRIALS - 3.6%
Industrial Conglomerates - 1.2%
3M Co., Senior Notes	3.125%	9/19/46	75,000	68,152

Road & Rail - 2.4%
CSX Corp., Senior Notes	3.800%	11/1/46	75,000	72,435
Norfolk Southern Corp., Senior Notes	4.450%	6/15/45	65,000	70,198

Total Road & Rail				142,633

TOTAL INDUSTRIALS				210,785

INFORMATION TECHNOLOGY - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	3.000%	6/20/27	45,000	45,030

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 8.3%
Chemicals - 3.5%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000		$27,900
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000		91,838	(b)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	80,000		87,000	(b)

Total Chemicals					206,738

Containers & Packaging - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.125%	5/15/23	100,000	EUR	126,023	(b)
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000		43,300	(b)

Total Containers & Packaging					169,323

Paper & Forest Products - 1.9%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000		110,906	(b)

TOTAL MATERIALS					486,967

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000		59,086
Equinix Inc., Senior Notes	5.375%	4/1/23	50,000		52,290
GEO Group Inc., Senior Notes	5.125%	4/1/23	31,000		31,543
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		90,419
SBA Communications Corp., Senior Notes	4.875%	9/1/24	5,000		5,156

TOTAL REAL ESTATE					238,494

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 5.9%
AT&T Inc., Senior Notes	3.900%	8/14/27	110,000		110,434
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	240,000		235,351	(b)

Total Diversified Telecommunication Services					345,785

Wireless Telecommunication Services - 2.5%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000		144,787

TOTAL TELECOMMUNICATION SERVICES					490,572

UTILITIES - 1.2%
Gas Utilities - 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000		68,819

TOTAL CORPORATE BONDS & NOTES (Cost - $3,110,643)					3,234,039

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 9.8%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 1M2 (1 mo. USD LIBOR + 4.000%)	5.237%	5/25/25	84,219		89,833	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C05 2M2 (1 mo. USD LIBOR + 4.450%)	5.687%	1/25/29	250,000		274,224	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	4.787%	7/25/29	30,000		31,675	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2 (1 mo. USD LIBOR + 3.650%)	4.887%	9/25/29	165,000		174,765	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $572,767)					570,497

SOVEREIGN BONDS - 12.0%
Brazil - 6.2%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,110,000	BRL	360,672

Mexico - 1.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	1,877,000	MXN	109,296

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 2.0%
Republic of Peru, Senior Bonds	6.150%	8/12/32	360,000	PEN	$116,690	(a)

Poland - 1.9%
Republic of Poland, Bonds	2.500%	7/25/27	445,000	PLN	113,256

TOTAL SOVEREIGN BONDS (Cost - $696,657)					699,914

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,380,067)					4,504,450

SHORT-TERM INVESTMENTS - 20.7%
U.S. Treasury Bills - 11.4%
U.S. Treasury Bills (Cost - $669,448)	0.961%	11/2/17	670,000		669,448	(f)

			SHARES
Money Market Funds - 9.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $541,657)	0.907%		541,657		541,657

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,211,105)					1,211,105

TOTAL INVESTMENTS - 97.8% (Cost - $5,591,172)					5,715,555
Other Assets in Excess of Liabilities - 2.2%					127,714

TOTAL NET ASSETS - 100.0%					$5,843,269

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Bund	2	12/17	$382,176	$380,596	$1,580

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	13,000,000	USD	120,981	Barclays Bank PLC	11/2/17	$(5,296)
USD	117,623	JPY	13,000,000	Citibank N.A.	11/2/17	1,938
EUR	140,000	USD	165,786	Citibank N.A.	11/10/17	14
USD	60,318	EUR	50,000	Citibank N.A.	11/10/17	1,104
INR	7,400,000	USD	114,415	Barclays Bank PLC	12/20/17	(2,134)

Total						$(4,374)

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
USD	— United States Dollar

At September 30, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Securities Inc. (Liberty Interactive LLC, 8.500%, due 7/15/29)	$100,000	6/20/22	1.69%	5.000% Quarterly	$14,631	$10,575	$4,056
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	1.94%	1.000% quarterly	(1,640)	(2,942)	1,302
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	1.94%	1.000% quarterly	(2,664)	(4,784)	2,120

Total	$205,000				$10,327	$2,849	$7,478

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Securities Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$300,000	6/20/22	1.75%	1.000% Quarterly	$(9,986)	$(18,391)	$8,405
Morgan Stanley & Co. Inc. (Republic of Turkey 11.875%, due 1/15/30)	120,000	6/20/22	1.70%	1.000% quarterly	(3,686)	(4,256)	570

Total	$420,000				$(13,672)	$(22,647)	$8,975

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$3,234,039	—	$3,234,039
Collateralized Mortgage Obligations	—	570,497	—	570,497
Sovereign Bonds	—	699,914	—	699,914

Total Long-Term Investments	—	4,504,450	—	4,504,450

Short-Term Investments†:
U.S. Treasury Bills	—	669,448	—	669,448
Money Market Funds	$541,657	—	—	541,657

Total Short-Term Investments	541,657	669,448	—	1,211,105

Total Investments	541,657	5,173,898	—	5,715,555

Other Financial Instruments:
Forward Foreign Currency Contracts	—	3,056	—	3,056
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	14,631	—	14,631
Futures Contracts	1,580	—	—	1,580

Total Other Financial Instruments	1,580	17,687	—	19,267

Total	$543,237	$5,191,585	—	$5,734,822

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$7,430	—	$7,430
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	4,304	—	4,304
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	13,672	—	13,672

Total	—	$25,406	—	$25,406

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017